Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents

17	Restricted cash
In 2021, the Group provided a financial guarantee on a loan facility extended by Standard Bank to DGC initially set at $50 million. This amount was subsequently increased to $150 million. The facility was extinguished on June 30, 2023, following the acquisition of DGC and was €138.5 million at the time of extinguishment following additional extensions of €18.6 million before extinguishment.
The restricted cash held of €8.7 million as at December 31, 2024 (2023: €38.3 million), relates to cash held under the regulations of certain licensing agreements, as discussed in note 2.11.

18	Cash and cash equivalents
Cash and cash equivalents comprise of:

	2024 € '000s	2023 € '000s
Cash-in-transit	32,133	31,316
Bank balances (including processor bank balances)	323,659	210,607
Total cash and cash and cash equivalents available for corporate use	355,792	241,923
Cash held for regulatory purposes	17,090	—
Total cash and cash equivalents	372,882	241,923
Cash held for regulatory purposes include amounts held in designated accounts in order to comply with gaming regulations.
We maintain cash and cash equivalents with major financial institutions. Cash and cash equivalents consist of bank deposits held with banks that, at times, exceed federally or locally insured limits.